Post-employment benefits for associates	12 Months Ended
Dec. 31, 2019
Employee Benefits [Abstract]
Post-employment benefits for associates	Post-employment benefits for associates
Defined benefit plans
In addition to the legally required social security schemes, Alcon has sponsored numerous independent pension and other post-employment benefit plans and participates in plans of Novartis. In most cases, these plans are externally funded in entities that are legally separate from Alcon. For certain subsidiaries, however, no independent plan assets exist for the pension and other post-employment benefit obligations of associates. In these cases the related unfunded liability is included in the consolidated balance sheet. The value of the post-employment benefits promised under the pension and other post-employment benefit plans is represented by the defined benefit obligation ("DBO"), which is measured based on the projected unit credit method ("PUC").
Independent actuaries reappraise the DBOs of all major pension and other post-employment benefit plans annually. Plan assets are recognized at fair value.
The major plans are based in Switzerland, the United States, Germany, and the United Kingdom. They represent 87% of Alcon's total DBO. Details of the plans in those significant countries are provided below.
The pension plans in Switzerland represent the most significant portion of Alcon's total DBO and the largest component of Alcon's total plan assets. The principal plans in Switzerland are funded. Following the Spin-off, all Alcon Swiss associates are continuing to participate in the Novartis pension funds in which they were previously participating for a temporary period. It is expected that Alcon's employee benefit obligation will be transferred to an Alcon sponsored pension arrangement in early 2021. For the principal plans, active insured members born on or after January 1, 1956, or having joined the plans after December 31, 2010, their benefits are partially linked to the contributions paid into the plan. Certain features of Swiss pension plans required by law preclude the plans from being categorized as defined contribution plans. These factors include a minimum interest guarantee on retirement savings accounts, a pre-determined factor for converting the accumulated savings account balance into a pension and embedded death and disability benefits.
All benefits granted under Swiss-based principal pension plans are vested, and Swiss legislation prescribes that the employer has to contribute a fixed percentage of an associate's pay to an external pension fund. Additional employer contributions may be required whenever the plan's statutory funding ratio falls below a certain level. The associate also contributes to the plan. The pension plans are run by separate legal entities, each governed by a board of trustees, that, for the principal plans, consists of representatives nominated by Alcon's Former Parent and the active insured associates. The boards of trustees are responsible for the plan design and asset investment strategy.
The United States pension plans represent the second largest component of Alcon's total pension DBO and the third largest component of Alcon's total plan assets. The principal plans (Qualified Plans) are funded, whereas the plan providing additional benefits for executives (Defined Benefit Restoration Plan) is unfunded. Employer contributions are required for Qualified Plans whenever the statutory funding ratio falls below a certain level. Furthermore, associates in the United States are covered under other post-employment benefit plans which represent 99% of the total DBO for other post-employment benefit plans. These benefits in the US primarily consist of post-employment healthcare which has been closed to new members since 2015. Part of the costs of these plans is reimbursable under the Medicare Prescription Drug, Improvement, and Modernization Act of 2003. There is no statutory funding requirement for these plans.
The major pension arrangements in Germany are governed by the Occupational Pensions Act ("BetrAVG") and represent the third largest component of Alcon's total pensions DBO. The plans are partly funded by a Contractual Trust arrangement or direct insurances. The employer is responsible for contributing the premiums to the insurances and paying certain benefits when they fall due. All plans are closed for new entrants and the benefits are fully vested for all participants. For some participants the benefits are based on final salary and length of employment, and for others the benefit is earned each year based on the current salary in the year of service. Associates do not contribute towards the cost of the benefits.
The pension plans in the United Kingdom represent the fourth largest component of Alcon's total DBO and the second largest component of Alcon's total plan assets. The Alcon United Kingdom Pension Scheme is governed and administered by a board of trustees in accordance with its Trust Deed. United Kingdom legislation requires that pension schemes are funded prudently (i.e., to a level in excess of the "best estimate" expected cost of providing benefits). Funding is assessed on a triennial basis using (prudent) assumptions agreed by the board of trustee(s) and Alcon. The board of trustees are responsible for jointly agreeing with Alcon the level of contributions needed to eliminate any shortfall over a reasonable period of time, typically not exceeding 10 years. Under the governing documentation, if a surplus remains once liabilities have been settled it would be refunded to Alcon.
One of Alcon's pension plans has a surplus that is not recognized, on the basis that future economic benefits are not available to the entity in the form of a reduction in future contributions or a cash refund.
The following tables summarize the funded and unfunded DBO for pension and other post-employment benefit plans of Alcon associates at December 31, 2019 and 2018:

	Pension plans		Other post-employment benefit plans
($ millions)	2019	2018	2019	2018
Benefit obligation at January 1	662	671	385	382
Current service cost	22	28	8	11
Interest cost	13	15	15	13
Past service costs and settlements	2	—	—	—
Administrative expenses	1	1	—	—
Remeasurement losses/(gains) arising from changes in financial assumptions	71	(17)	52	(3)
Remeasurement losses/(gains) arising from changes in demographic assumptions	6	1	(1)	6
Experience-related remeasurement (gains)/losses	(5)	2	(20)	(11)
Currency translation effects	1	(15)	—	—
Benefit payments	(15)	(29)	(16)	(13)
Contributions of associates	5	4	—	—
Effect of acquisitions, divestments or transfers	(40)	1	—	—
Benefit obligation at December 31	723	662	423	385
Fair value of plan assets at January 1	424	445	40	65
Interest income	8	9	1	2
Return on plan assets excluding interest income	36	(13)	3	(3)
Currency translation effects	7	(9)	—	—
Employer contributions	21	19	(28)	(11)
Contributions of associates	5	4	—	—
Settlements	—	(1)	—	—
Benefit payments	(15)	(29)	(16)	(13)
Effect of acquisitions, divestments or transfers	(35)	(1)	—	—
Fair value of plan assets at December 31	451	424	—	40
Funded status	(272)	(238)	(423)	(345)
Limitation on recognition of fund surplus at January 1	(4)	(6)
Change in limitation on recognition of fund surplus (including exchange rate differences)	(2)	2
Limitation on recognition of fund surplus at December 31	(6)	(4)
Net liability in the balance sheet at December 31	(278)	(242)	(423)	(345)

The reconciliation of the net liability from January 1 to December 31 is as follows:

	Pension plans		Other post-employment benefit plans
($ millions)	2019	2018	2019	2018
Net liability at January 1	(242)	(232)	(345)	(317)
Current service cost	(22)	(28)	(8)	(11)
Net interest expense	(5)	(6)	(14)	(11)
Administrative expenses	(1)	(1)	—	—
Past service costs and settlements	(2)	(1)	—	—
Remeasurements	(36)	1	(28)	5
Currency translation effects	6	6	—	—
Employer contributions	21	19	(28)	(11)
Effect of acquisitions, divestments or transfers	5	(2)	—	—
Change in limitation on recognition of fund surplus	(2)	2	—	—
Net liability at December 31	(278)	(242)	(423)	(345)

Amounts recognized in the balance sheet
Prepaid benefit cost	13	12	—	—
Accrued benefit liability	(291)	(254)	(423)	(345)

The following tables show a breakdown of the DBO for pension plans by geography and type of member and the breakdown of plan assets into the geographical locations in which they are held:

	2019
($ millions)	Switzerland	United States	Germany	United Kingdom	Rest of the world	Total
Benefit obligation at December 31	244	127	109	98	145	723
Thereof: unfunded plans	47	29	—	—	23	99
Thereof: unfunded portion of funded plans(1)	65	18	92	—	17	192

By type of member
Active	216	40	61	—	123	440
Deferred pensioners	12	46	27	54	12	151
Pensioners	16	41	21	44	10	132
Fair value of plan assets at December 31	132	80	17	109	113	451
Funded status	(112)	(47)	(92)	11	(32)	(272)
(1) Excludes $8 million of Prepaid benefit costs and the limitation on recognition of fund surplus.

	2018
($ millions)	Switzerland	United States	Germany	United Kingdom	Rest of the world	Total
Benefit obligation at December 31	201	111	94	86	170	662
Thereof: unfunded plans	49	21	—	—	18	88
Thereof: unfunded portion of funded plans(1)	46	23	78	—	19	166

By type of member
Active	166	36	56	—	148	406
Deferred pensioners	18	32	22	69	9	150
Pensioners	17	43	16	17	13	106
Fair value of plan assets at December 31	106	67	16	98	137	424
Funded status	(95)	(44)	(78)	12	(33)	(238)
(1) Excludes $4 million of Prepaid benefit cost and the limitation on recognition of fund surplus.
The following table shows the principal weighted average actuarial assumptions used for calculating defined benefit plans and other post-employment benefits of Alcon associates:

	Pension plans		Other post-employment benefit plans
	2019	2018	2019	2018
Discount rate	1.7%	2.2%	3.3%	4.3%
Expected rate of pension increase	1.2%	1.1%
Expected rate of salary increase	3.3%	2.8%
Interest on savings account	1.0%	0.8%
Current average life expectancy for a 65-year-old male (in years)	21	21	21	21
Current average life expectancy for a 65-year-old female (in years)	24	23	23	23

Changes in the aforementioned actuarial assumptions can result in significant volatility in the accounting for the pension plans in the Consolidated Financial Statements. This can result in substantial changes in Alcon's other comprehensive income, non-current liabilities and prepaid pension assets.
The DBO is significantly impacted by assumptions related to the rate used to discount the actuarially determined post-employment benefit liability. This rate is based on yields of high-quality corporate bonds in the country of the plan. Decreasing corporate bond yields decrease the discount rate, so that the DBO increases and the funded status decreases.
In Switzerland, an increase in the DBO due to lower discount rates is slightly offset by lower future benefits expected to be paid on the associate's savings account where the assumption on interest accrued changes in line with the discount rate.
The impact of decreasing interest rates on a plan's assets is more difficult to predict. A significant part of the plan assets is invested in bonds. Bond values usually rise when interest rates decrease and may therefore partially compensate for the decrease in the funded status. Furthermore, pension assets also include significant holdings of equity instruments. Share prices tend to rise when interest rates decrease and therefore often counteract the negative impact of the rising DBO on the funded status (although the correlation of interest rates with equities is not as strong as with bonds, especially in the short term).
The expected rate for pension increases significantly affects the DBO of most plans in Switzerland, Germany and the United Kingdom. Such pension increases also decrease the funded status, although there is no strong correlation between the value of the plan assets and pension/inflation increases.
Assumptions regarding life expectancy significantly impact the DBO. An increase in longevity increases the DBO. There is no offsetting impact from the plan assets, as no longevity bonds or swaps are held by the pension funds. Generational mortality tables are used where this data is available.
The following table shows the sensitivity of the defined benefit pension and other post-employment benefit obligations to the principal actuarial assumptions as of December 31, 2019:

($ millions)	Change in 2019 year-end
25 basis point increase in discount rate	(43)
25 basis point decrease in discount rate	46
1 year increase in life expectancy	32
25 basis point increase in rate of pension increase	15
25 basis point decrease in rate of pension increase	(27)
25 basis point increase of interest on savings account	2
25 basis point decrease of interest on savings account	(2)
25 basis point increase in rate of salary increase	6
25 basis point decrease in rate of salary increase	(6)

The above sensitivity analyses are based on a change in an assumption while holding all other assumptions constant. In practice, this is unlikely to occur, and changes of the assumptions may be correlated. When calculating the sensitivity of the DBO to significant actuarial assumptions the same method (present value of the defined benefit obligation calculated with the PUC method at the end of the reporting period) has been applied as when calculating the net liability recognized in the Consolidated Balance Sheets.
The healthcare cost trend rate assumptions used for other post-employment benefits are as follows:

	2019	2018	2017
Healthcare cost trend rate assumed for next year	6.5%	7.0%	6.5%
Rate to which the cost trend rate is assumed to decline	4.5%	4.5%	4.5%
Year that the rate reaches the ultimate trend rate	2028	2028	2025

The following table shows the weighted average plan asset allocation of funded defined benefit pension plans at December 31, 2019, and 2018:

	Pension plans
(as a percentage)	Long-term target minimum	Long-term target maximum	2019	2018
Equity securities	15	40	32	28
Debt securities	20	60	42	43
Real estate	5	20	7	9
Alternative investments	0	20	15	17
Cash and other investments	0	15	4	3
Total			100	100

Cash and most of the equity and debt securities have a quoted market price in an active market. Real estate and alternative investments, which include hedge fund and private equity investments, usually do not have a quoted market price.
The strategic allocation of assets of the different pension plans is determined with the objective of achieving an investment return that, together with employer contributions and contributions of associates, is sufficient to maintain reasonable control over the various funding risks of the plans. Based upon the market and economic environments, actual asset allocations may temporarily be permitted to deviate from policy targets.
The weighted average duration of the DBO is 15.6 years (2018: 16.9 years).
Alcon's ordinary contribution to the various pension plans is based on the rules of each plan. Additional contributions are made whenever required by statute or law (i.e., usually when statutory funding levels fall below pre-determined thresholds).
The following table summarizes expected future cash flows for pension and other post-employment benefit plans as of December 31, 2019:

($ millions)	Pension plans	Other post-employment benefit plans
Employer contributions
2020 (estimated)	14	—
Expected future benefit payments
2020	41	21
2021	26	22
2022	27	24
2023	27	25
2024	32	26
2025-2029	169	133

Defined contribution plans
In many subsidiaries, associates are covered by defined contribution plans. Contributions charged to the 2019 Consolidated Income Statement for the defined contribution plans were $128 million (2018: $105 million; 2017: $97 million).